Leases - Summary of Income from Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Vehicle leasing revenue	$ 12,396	$ 17,175	$ 17,421